Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2020
Long term debt, current and non-current [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2020	2019
9.5% Senior Unsecured Bond	92,000	100,000
Secured Term Loans	331,056	378,298
Total debt outstanding	$423,056	$478,298
Less related deferred financing costs	(2,742)	(3,347)
Total debt, net of deferred financing costs	$420,314	$474,951
Less: Current portion of long term debt, net of deferred financing costs current	(39,217)	(40,205)
Long-term debt, net of current portion and deferred financing costs, non-current	$381,097	$434,746

Schedule of Maturities of Long-term Debt [Table Text Block]
Period	Principal Repayment
Year 1	$40,242
Year 2	133,766
Year 3	156,485
Year 4	64,897
Year 5	3,816
Year 6 and thereafter	23,850
Total	$423,056